Cover	Mar. 23, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Mar. 23, 2026
Entity Registrant Name	ISABELLA BANK CORP
Entity Incorporation, State or Country Code	MI
Entity File Number	000-18415
Entity Tax Identification Number	38-2830092
Entity Address, Address Line One	401 North Main Street
Entity Address, City or Town	Mt. Pleasant
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48858-1649
City Area Code	989
Local Phone Number	772-9471
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000842517
Amendment Flag	false
Security Exchange Name	NASDAQ
Common Stock, No Par Value	Common stock, no par value per share
Trading Symbol	ISBA